Equity	12 Months Ended
Dec. 31, 2024
Equity [abstract]
EQUITY	EQUITY
31.1Issued capital

	Value		Quantity
Description	Company’s capital	Advance for future capital increase (a)	Common shares	Preferred shares

At December 31, 2022	2,313,941	61	928,965,058	335,623,408
Capital payment	880	(880)	—	—
Share-based payment	—	1,608	—	124,388
At December 31, 2023	2,314,821	789	928,965,058	335,747,796
Capital payment	807	(807)	—	—
Share-based payment	—	18	—	3,000
At December 31, 2024	2,315,628	—	928,965,058	335,750,796

(a)Advance for future capital increase.
As established in the Company’s bylaws, each common share entitles you to 1 (one) vote. Preferred shares of any class do not confer voting rights, however, they provide their holders with:
•Capital repayment priority;
•The right to be included in a public offer for the purchase of shares, due to the transfer of control of the Company, under the same conditions and for a price per share equivalent to seventy-five (75) times the price per share paid to the controlling shareholder;
•The right to receive amounts equivalent to seventy-five (75) times the price per common share after the division of remaining assets among shareholders; and
•The right to receive dividends equal to seventy-five (75) times the amount paid for each common share.
The Company’s shareholding structure is presented below:

	December 31, 2024			December 31, 2023
Shareholder	Common shares	Preferred shares	% economic participation	Common shares	Preferred shares	% economic participation

David Neeleman	67.0%	2.2%	4.5%	67.0%	2.2%	4.5%
Shareholders Trip (a)	33.0%	1.8%	2.9%	33.0%	4.0%	5.0%
United Airlines Inc	—%	5.5%	5.4%	—%	8.0%	7.8%
Others (b)	—%	90.4%	87.1%	—%	85.7%	82.6%
Treasury shares	—%	0.1%	0.1%	—%	0.1%	0.1%
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

(a)This refers to Trip Participações S.A., Trip Investimentos Ltda. and Rio Novo Locações Ltda.
(b)Such balances refer to the “Black Rock” and “Other” lines disclosed on December 31, 2023.
The Company is authorized, by resolution of the Board of Directors, to increase the issued capital, regardless of any amendments to bylaws, with the issue of up to 230,000,000 (two hundred and thirty million) new preferred shares. The Board of Directors will set the conditions for the issue, including price and payment terms.
31.2Treasury shares
31.2.1Accounting policies
Own equity instruments that are acquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of these equity instruments. Any difference between the carrying amount and the fair value, if the share is reissued, is recognized in the share premium.
31.2.2Movement of treasury shares

Description	Number of shares	Amount paid	Average cost (in R$)

At December 31, 2022	349,999	10,204	29.15
Repurchase	591,866	6,826	11.53
Transfers	(441,866)	(7,989)	—
At December 31, 2023	499,999	9,041	18.08
Repurchase	210,000	2,596	12.36
Alienation	(4,125)	(69)	—
Transfers	(441,379)	(7,234)	—
At December 31, 2024	264,495	4,334	16.39
In May 2024, the buyback plan for 1,300,000 preferred shares was approved, maturing in 18 months, in order to keep them in treasury to later meet the obligations of the RSU plan.